Interest bearing debt	9 Months Ended
Sep. 30, 2023
Interest bearing debt [Abstract]
Interest bearing debt
Note 4 – Interest bearing debt

As of September 30, 2023, DHT had interest bearing debt totaling $436.6 million.
Scheduled debt repayments
	Interest	Q4
$ in thousands	rate	2023	2024	2025	Thereafter	Total
Credit Agricole Credit Facility	SOFR + 2.05%	625	2,500	2,500	30,000	35,625
Danish Ship Finance Credit Facility [1]	LIBOR + 2.00%	1,213	2,427	26,693	-	30,333
ING Credit Facility [2]	SOFR + 1.90%	6,250	25,000	25,000	161,150	217,400
ING Credit Facility	SOFR + 1.80%	750	3,000	3,000	38,250	45,000
Nordea Credit Facility [3]	SOFR + CAS[4] + 1.90%	-	23,715	23,715	69,806	117,235
Total		8,838	56,641	80,908	299,206	445,594
Unamortized upfront fees bank loans						(9,014)
Total interest bearing debt						436,579

[1] Semiannual installment and will be transferred to SOFR in November 2023
[2] $75.1 mill. undrawn as of September 30, 2023.
[3] $142.5 mill. undrawn as of September 30, 2023.
[4] Credit Adjustment Spread (CAS) of 0.26%.

ING Credit Facility
In January 2023, the Company entered into a new $405 million secured credit facility, including a $100 million uncommitted incremental facility, with ING, Nordea, ABN AMRO, Credit Agricole, Danish Ship Finance and SEB, as lenders, ten wholly owned special-purpose vessel-owning subsidiaries as borrowers, and DHT Holdings, Inc., as guarantor. Borrowings bear interest at a rate equal to SOFR plus a margin of 1.90% and is repayable in quarterly installments of $6.3 million with maturity in January 2029.

In the third quarter of 2023, the Company drew down $55 million under the revolving credit facility, which was applied towards the delivery of DHT Appaloosa and general corporate purposes. Further, the Company entered into a $45 million senior secured credit facility under the incremental facility, with ING, Nordea, ABN AMRO, Danish Ship Finance and SEB, as lenders, one wholly owned special-purpose vessel-owning subsidiary as borrower, and DHT Holdings, Inc., as guarantor. Borrowings bear interest at a rate equal to SOFR plus a margin of 1.80% and is repayable in quarterly installments of $0.75 million with maturity in January 2029. The draw down of the $45 million senior secured credit facility was applied to repay the revolving credit facility.

Credit Agricole Credit Facility
The credit facility is repayable in quarterly installments of $0.6 million with final payment of $22.5 million in addition to the last installment in December 2028.

Danish Ship Finance Credit Facility
The credit facility is repayable in semiannual installments of $1.2 million and a final payment of $24.3 million in addition to the last installment in November 2025.

Nordea Credit Facility
All regular installments have been prepaid through 2023. The credit facility is repayable in quarterly installments of $5.9 million from the first quarter of 2024, with the final payment of $40.9 million in addition to the last installment of $5.2 million due in the first quarter of 2027. Additionally, the facility includes an uncommitted “accordion” of $250 million. In June 2023, we entered into an amended and restatement agreement in relation to the LIBOR cessation. The credit facility bear interest at a rate equal to SOFR plus CAS plus a margin of 1.90%.

Covenant compliance
The Company’s financial covenants as of September 30, 2023, are summarized as follows:
	ING	Credit Agricole	Danish Ship Finance	Nordea
	Credit Facility	Credit Facility	Credit Facility	Credit Facility
Security	11 VLCCs	1 VLCC	1 VLCC	11 VLCCs
Charter free market value of vessels that secure facility must be no less than	135% of borrowings	135% of borrowings	135% of borrowings	135% of borrowings
Value adjusted* tangible net worth	$300 million and 25% of value adjusted total assets	$300 million and 25% of value adjusted total assets	$300 million and 25% of value adjusted total assets	$300 million and 25% of value adjusted total assets
Unencumbered cash of at least	Higher of $30 million or 6% of gross interest bearing debt	Higher of $30 million or 6% of gross interest bearing debt	Higher of $30 million or 6% of gross interest bearing debt	Higher of $30 million or 6% of gross interest bearing debt
Guarantor	DHT Holdings, Inc.	DHT Holdings, Inc.	DHT Holdings, Inc.	DHT Holdings, Inc.
*Value adjusted is defined as an adjustment to reflect the difference between the carrying amount and the market valuations of the Company’s vessels (as determined quarterly by a broker approved by the financial institution)

As of September 30, 2023, the Company was in compliance with its financial covenants.